Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Day shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2022 shares	Mar. 31, 2022 USD ($) NUMBER shares	Dec. 31, 2021 USD ($) Day shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment | Day	1				1
Number of financial instruments with off-balance sheet risk | Day	0				0
Depreciation and amortization	$ 681,000	$ 666,000			$ 2,758,000		$ 2,774,000	$ 2,521,000
Impairment losses	0				0
Revenue	$ 5,467,000	$ 4,827,000			$ 23,488,000		$ 15,093,000	$ 1,982,000
Warrant issued to purchase common stock | shares	2,117,094	2,117,094		2,117,094	2,117,094	2,117,094	2,117,094	2,118,094
Weighted-average number of common shares used in net loss per share applicable to common stockholders— Basic | shares	63,061,423	61,379,641			62,534,978		46,051,617	40,222,182
Weighted-average number of common shares used in net loss per share applicable to common stockholders— Diluted | shares	63,061,423	61,379,641			62,534,978		46,051,617	40,222,182
Cash and cash equivalents	$ 69,575,000			$ 69,575,000	$ 92,302,000		$ 173,984,000	$ 41,441,000	$ 49,886,000
Tyme Technologies, Inc. and Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment | NUMBER				1
Weighted-average number of common shares used in net loss per share applicable to common stockholders— Basic | shares				172,206,534		134,250,722
Weighted-average number of common shares used in net loss per share applicable to common stockholders— Diluted | shares			172,206,534	172,206,534		134,250,722
Cash and cash equivalents	13,738,931	$ 107,516,420		$ 13,738,931		$ 107,516,420
Cash in excess of FDIC insured limit of $250000 amount	10,100,000	107,300,000		10,100,000		107,300,000
Tyme Technologies, Inc. and Subsidiaries [Member] | Prepaid Expenses and Other Current Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Prepaid insurance	1,100,000	$ 1,000,000		1,100,000		$ 1,000,000
Accrued interest receivable on marketable securities	600,000			600,000
Deposit with payroll vendor	$ 2,100,000			$ 2,100,000
Accounting Standards Update 2019-12 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date					Jan. 01, 2021
Accounting Standards Update 2019-12 [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted	true			true
Change in accounting principle, accounting standards update, adoption date	Apr. 01, 2021			Apr. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect	true			true
Accounting Standards Update 2020-06 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted	true			true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2022			Jan. 01, 2022
Change in accounting principle, accounting standards update, immaterial effect	true			true
Accounting Standards Update 2020-06 [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted	true			true
Change in accounting principle, accounting standards update, adoption date	Apr. 01, 2021			Apr. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect	true			true
Accounting Standards Update 2016-13 [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted	true			true
Change in accounting principle, accounting standards update, adoption date	Apr. 01, 2021			Apr. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect	true			true
Private Placement
Summary Of Significant Accounting Policies [Line Items]
Warrant issued to purchase common stock | shares	2,828,125	2,828,125		2,828,125	2,828,125	2,828,125	2,828,125
Pre-Funded Warrant | Private Placement
Summary Of Significant Accounting Policies [Line Items]
Warrant issued to purchase common stock | shares	1,000,000			1,000,000	1,000,000		1,000,000
Performance-based stock options | Executive Officers
Summary Of Significant Accounting Policies [Line Items]
Compensation expense recognized period					6 years
Global Blood Therapeutics
Summary Of Significant Accounting Policies [Line Items]
Revenue					$ 19,400,000		$ 11,700,000
Incyte
Summary Of Significant Accounting Policies [Line Items]
Revenue	$ 400,000	$ 800,000			4,100,000		$ 3,400,000	$ 2,000,000
Construction in progress
Summary Of Significant Accounting Policies [Line Items]
Depreciation and amortization	$ 0				$ 0
Furniture and Fixtures [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life					4 years
Furniture and Fixtures [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life				3 years